Assets held for sale and discontinued operations - Schedule of assets and liabilities classified as held for sale (Details) - GBP (£) £ in Millions	Sep. 30, 2023	Mar. 31, 2023
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Assets held for sale	£ 1,441	£ 1,443
Liabilities held for sale	(51)	(109)
Assets and liabilities classified as held for sale
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Assets held for sale	1,441	1,443
Liabilities held for sale	(51)	(109)
Net assets held for sale	1,390	1,334
Assets and liabilities classified as held for sale | FAA option
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Assets held for sale	0	0
Liabilities held for sale	0	(109)
Net assets held for sale	0	(109)
Assets and liabilities classified as held for sale | FAA forward
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Assets held for sale	0	0
Liabilities held for sale	(7)	0
Net assets held for sale	(7)	0
Assets and liabilities classified as held for sale | RAA option
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Assets held for sale	0	0
Liabilities held for sale	(44)	0
Net assets held for sale	(44)	0
Assets and liabilities classified as held for sale | GasT TopCo Limited
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Assets held for sale	1,441	1,443
Liabilities held for sale	0	0
Net assets held for sale	£ 1,441	£ 1,443